Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total revenues		$ 6,292,009	$ 11,611,442	$ 16,824,823
COST OF REVENUES
Total cost of revenues		2,246,168	6,990,207	13,404,627
GROSS PROFIT		4,045,841	4,621,235	3,420,196
OPERATING EXPENSES
Selling and marketing		654,494	1,103,266	1,480,732
General and administrative		6,458,581	7,179,289	12,130,707
(Recovery of) provision for credit losses		(1,352,466)	5,358,510	539,284
Research and development		2,553,431	4,062,297	4,814,463
Share-based compensation		6,027,637	5,834,999	6,058,117
Impairment charges		21,847,760	64,485,916	31,958,931
Total operating expenses		36,189,437	88,024,277	56,982,234
OPERATING LOSS		(32,143,596)	(83,403,042)	(53,562,038)
OTHER INCOME (EXPENSE)
Gain from disposition of a subsidiary		4,581,885
(Loss) gain from equity investment		(50,192)		70,947
Loss on debt extinguishment			(473,653)
Change in fair value of convertible notes			1,048,271	(21,166)
Gain from fair value change in equity investments				2,402,943
Fair value loss on financial instruments				(71,006,115)
Other expense		(454,977)	(1,127,491)	(169,107)
Total other expenses		4,076,716	(552,873)	(68,722,498)
LOSS BEFORE INCOME TAXES		(28,066,880)	(83,955,915)	(122,284,536)
INCOME TAX BENEFIT		(1,664,473)	(122,754)	(57,341)
NET LOSS		(26,402,407)	(83,833,161)	(122,227,195)
Less: loss attributable to non-controlling interests		(201,720)	(7,595,933)	(12,628,754)
NET LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD.		(26,200,687)	(76,237,228)	(109,598,441)
Foreign currency translation adjustment		564,090	(846,028)	(1,715,719)
COMPREHENSIVE LOSS		(25,838,317)	(84,679,189)	(123,942,914)
Less: comprehensive loss attributable to non-controlling interest		(374,852)	(7,432,236)	(12,615,498)
COMPREHENSIVE LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD.		$ (25,463,465)	$ (77,246,953)	$ (111,327,416)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES *
Basic (in Shares)	[1]	307,365	76,725	10,503
Diluted (in Shares)	[1]	307,365	76,725	10,503
LOSS PER SHARE
Basic (in Dollars per share)	[1]	$ (202.46)	$ (993.64)	$ (10,434.89)
Diluted (in Dollars per share)	[1]	$ (202.46)	$ (993.64)	$ (10,434.89)
Application development services
REVENUES:
Total revenues		$ 3,091,745	$ 5,348,816	$ 9,780,115
Consulting and technical support services
REVENUES:
Total revenues		2,426,085	3,563,248	3,609,158
Subscription services
REVENUES:
Total revenues		697,387	606,313	695,010
Trading revenue
REVENUES:
Total revenues			2,055,815	2,549,808
Others revenue
REVENUES:
Total revenues		76,792	37,250	190,732
Cost of application development services
COST OF REVENUES
Total cost of revenues		1,386,061	3,421,696	9,236,901
Cost of consulting and technical support services
COST OF REVENUES
Total cost of revenues		702,567	1,420,126	1,404,193
Cost of subscription services
COST OF REVENUES
Total cost of revenues		64,279	49,642	102,573
Cost of trading revenue
COST OF REVENUES
Total cost of revenues			2,044,973	2,504,352
Cost of others revenue
COST OF REVENUES
Total cost of revenues		$ 93,261	$ 53,770	$ 156,608

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.